Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	38
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	4.35980%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,594,675.54

Principal:
Principal Collections	$13,056,603.79
Prepayments in Full	$7,359,555.46
Liquidation Proceeds	$358,406.31
Recoveries	$95,693.38
Sub Total	$20,870,258.94
Collections	$22,464,934.48

Purchase Amounts:
Purchase Amounts Related to Principal	$65,432.02
Purchase Amounts Related to Interest	$397.94
Sub Total	$65,829.96

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$22,530,764.44

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	38
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$22,530,764.44
Servicing Fee	$287,201.89	$287,201.89	$0.00	$0.00	$22,243,562.55
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$22,243,562.55
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$22,243,562.55
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$22,243,562.55
Interest - Class A-3 Notes	$437,056.02	$437,056.02	$0.00	$0.00	$21,806,506.53
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$21,441,706.53
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,441,706.53
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$21,241,737.28
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$21,241,737.28
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$21,096,594.70
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$21,096,594.70
Regular Principal Payment	$19,316,331.49	$19,316,331.49	$0.00	$0.00	$1,780,263.21
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,780,263.21
Residual Released to Depositor	$0.00	$1,780,263.21	$0.00	$0.00	$0.00
Total		$22,530,764.44

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$19,316,331.49
Total					$19,316,331.49

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$19,316,331.49	$37.88	$437,056.02	$0.86	$19,753,387.51	$38.74
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$19,316,331.49	$12.23	$1,146,967.85	$0.73	$20,463,299.34	$12.96

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	38

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$112,788,649.77	0.2211542	$93,472,318.28	0.1832791
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$287,728,649.77	0.1822290	$268,412,318.28	0.1699953

Pool Information
Weighted Average APR	5.604%	5.631%
Weighted Average Remaining Term	30.18	29.42
Number of Receivables Outstanding	18,488	17,864
Pool Balance	$344,642,270.16	$323,338,570.94
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$320,529,870.19	$300,893,983.21
Pool Factor	0.1989659	0.1866671

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$22,444,587.73
Targeted Overcollateralization Amount	$54,926,252.66
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$54,926,252.66

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	38
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		61	$463,701.64
(Recoveries)		87	$95,693.38
Net Loss for Current Collection Period			$368,008.26
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.2814%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.6126%
Second Prior Collection Period			0.5370%
Prior Collection Period			0.8119%
Current Collection Period			1.3222%
Four Month Average (Current and Prior Three Collection Periods)			0.8209%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,901	$17,051,495.07
(Cumulative Recoveries)			$3,101,425.22
Cumulative Net Loss for All Collection Periods			$13,950,069.85
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.8054%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,877.80
Average Net Loss for Receivables that have experienced a Realized Loss			$4,808.71

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.90%	220	$6,141,478.49
61-90 Days Delinquent	0.30%	33	$985,573.94
91-120 Days Delinquent	0.05%	6	$168,866.39
Over 120 Days Delinquent	0.21%	26	$676,013.45
Total Delinquent Receivables	2.47%	285	$7,971,932.27

Repossession Inventory:
Repossessed in the Current Collection Period		16	$387,069.78
Total Repossessed Inventory		35	$977,868.25

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3977%
Prior Collection Period			0.3408%
Current Collection Period			0.3639%
Three Month Average			0.3675%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.5661%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	April 2026
Payment Date	5/15/2026
Transaction Month	38

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	58	$1,616,630.85
2 Months Extended	98	$2,769,495.41
3+ Months Extended	18	$631,819.75

Total Receivables Extended	174	$5,017,946.01
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer